Condensed consolidated statement of comprehensive income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	[2]
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ (51,602)	$ 10,088	[1],[3]
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability (asset)	0	0
Items that are or may be reclassified to profit or loss:
Foreign currency translation differences	(44)	296
Cash flow hedges - effective portion of changes in fair value (Note 13)	(201)	0
Equity-accounted investees - share of other comprehensive income (Note 23)	(160)	484
Other comprehensive (loss) / income, net of tax	(405)	780
Total comprehensive (loss) / income for the period	(52,007)	10,868
Attributable to:
Owners of the company	$ (52,007)	$ 10,868

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.